Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	Tributary Funds, Inc.
Central Index Key	0000932381
Amendment Flag	false
Document Creation Date	Aug. 14, 2015
Document Effective Date	Aug. 14, 2015
Prospectus Date	Aug. 01, 2015
Income Fund | Institutional
Prospectus:
Trading Symbol	FOINX
Income Fund | Institutional Plus
Prospectus:
Trading Symbol	FOIPX